Derivatives - Nominal amounts and fair values of trading and hedging derivatives - Hedging liabilities (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Hedging derivative liabilities
Nominal amount of hedging derivative liabilities	$ 68,187	$ 54,019
Fair value of hedging derivative liabilities	7,523	8,393
Total Derivative Liabilities, Nominal	4,201,392	3,775,995
Total Derivative Liabilities, Fair Value	152,004	162,120
Cash flow hedges
Hedging derivative liabilities
Fair value of hedging derivative liabilities	2,217	3,257
Fair value hedges
Hedging derivative liabilities
Fair value of hedging derivative liabilities	5,306	5,136
Forward rate agreements | Cash flow hedges | Currency risk
Hedging derivative liabilities
Nominal amount of hedging derivative liabilities	10,698	14,041
Fair value of hedging derivative liabilities	409	345
Interest rate swaps | Cash flow hedges | Interest rate risk
Hedging derivative liabilities
Nominal amount of hedging derivative liabilities	11,311
Fair value of hedging derivative liabilities	118
Interest rate swaps | Fair value hedges | Interest rate risk
Hedging derivative liabilities
Nominal amount of hedging derivative liabilities	3,600	1,200
Fair value of hedging derivative liabilities	246	14
Currency swaps | Cash flow hedges | Currency risk
Hedging derivative liabilities
Nominal amount of hedging derivative liabilities	10,704	10,289
Fair value of hedging derivative liabilities	1,690	2,912
Currency swaps | Fair value hedges | Currency risk
Hedging derivative liabilities
Nominal amount of hedging derivative liabilities	31,874	28,489
Fair value of hedging derivative liabilities	$ 5,060	$ 5,122